Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2024, 2023 and 2022 and our financial performance for each such fiscal year:

Year	Summary Compensation Table for PEO	Compensation Actually Paid to PEO(a)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(a)	Value of Initial Fixed $100 Investment Based on	Net Income ($000s)
					Total Shareholder Return
2024	$12,948,720	$8,391,174	$8,108,355	$5,552,269	$12	$(1,009,494)
2023	$13,924,693	$9,699,132	$4,876,819	$3,520,986	$16	$(1,100,339)
2022	$16,302,333	$(5,160,511)	$5,418,525	$(693,539)	$36	$(262,670)
(a) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2024	Robert Pittman	Richard Bressler		Michael McGuinness
2023	Robert Pittman	Richard Bressler	Michael McGuinness	Jordan Fasbender	Scott Hamilton
2022	Robert Pittman	Richard Bressler	Michael McGuinness	Jordan Fasbender	Scott Hamilton

Adjustment To PEO Compensation, Footnote

Adjustments	2024
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(7,936,000)	$(4,402,000)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$6,640,000	$3,683,125
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,334,759)	$(1,310,868)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(926,787)	$(526,343)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$(4,557,546)	$(2,556,086)

Adjustment to Non-PEO NEO Compensation Footnote

Adjustments	2024
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(7,936,000)	$(4,402,000)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$6,640,000	$3,683,125
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,334,759)	$(1,310,868)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(926,787)	$(526,343)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$(4,557,546)	$(2,556,086)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income